SCHEDULE OF PRINCIPAL REPAYMENTS (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Debt Disclosure [Abstract]
2025	$ 3,829,169
2026	9,245,977
2027	66,789
2028	239,081
2029
there after
Total borrowing principal repayments	$ 13,381,016	$ 14,669,280